S000019848 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	176 Months Ended	308 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Columbia Variable Portfolio - Large Cap Index Fund Class 3
Prospectus [Line Items]
Average Annual Return, Percent	17.43%	13.98%	14.35%
Performance Inception Date					May 01, 2000
Columbia Variable Portfolio - Large Cap Index Fund Class 1
Prospectus [Line Items]
Average Annual Return, Percent	17.58%	14.13%	14.49%
Performance Inception Date				Apr. 25, 2011
Columbia Variable Portfolio - Large Cap Index Fund Class 2
Prospectus [Line Items]
Average Annual Return, Percent	17.25%	13.84%	14.21%
Performance Inception Date				Apr. 25, 2011